Financial Risk Management (Details 2) - Sensitivity analysis of foreign currency risk [Member] - Currency risk [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Depreciation or appreciation rate of reporting currency	1.00%	1.00%
Depreciation of reporting currency [member]
Decrease or increase in net profit (loss) before tax	$ 251,674	$ 280,968
Appreciation of reporting currency [member]
Decrease or increase in net profit (loss) before tax	$ (251,674)	$ (280,968)